Commitment and Contingencies (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Contingencies and Commitment.
2022	¥ 45,236
2023	50,972
2024	17,159
2025	627
Total future lease payments	113,994
Accrued litigation liabilities	2,162	¥ 992
Litigation expenses	6,150	¥ 4,022	¥ 4,967
Leases Office Space | Bandwidth And Property Management Fees
Contingencies and Commitment.
2022	6,243
2023	5,854
2024	1,896
Total future lease payments	13,993
Imported Equipment | Wuhan Miracle
Contingencies and Commitment.
future minimum payments	¥ 11,000			$ 1.7